Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	Innate Pharma SA
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001598599
Current Fiscal Year End Date	--12-31